Derivative Instruments (Predecessor) (Details) (USD $)	Mar. 31, 2014 Interest rate swaps item	Mar. 31, 2013 Predecessor Interest rate swaps item	Apr. 03, 2007 Predecessor Interest rate swaps Cetus Transport Ltd	Feb. 07, 2012 Predecessor Interest rate swaps Lyra Gas Transport Ltd	Apr. 03, 2007 Predecessor 5.395% interest rate swap due on Nov 2018 Cetus Transport Ltd	Apr. 03, 2007 Predecessor 4.936% interest rate swap due on Nov 2018 Cetus Transport Ltd	Feb. 07, 2012 Predecessor 4.772% interest rate swap due on March 2019 Lyra Gas Transport Ltd	Feb. 07, 2012 Predecessor 2.960% interest rate swap due on March 2019 Lyra Gas Transport Ltd	Jan. 08, 2009 Predecessor 4.350% interest rate swap due on July 2020 Cepheus Transport Ltd
Derivative instruments
Number of interest rate swaps	5	5
Notional amount	$ 127,321,000	$ 136,718,000	$ 51,140,000	$ 64,146,313					$ 68,800,000
Fixed interest rate (as a percent)					5.395%	4.936%	4.772%	2.96%	4.35%
Semi-annual reduction of notional amount			1,278,500	1,700,000					1,720,000
Final settlement amount			$ 20,456,000	$ 28,900,000					$ 29,240,000